Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The domestic and foreign components of comprehensive loss before income taxes were as follows:

	Years ended
	December 31, 2018 $	December 31, 2017 $
Domestic	(71,188)	(31,056)
Foreign	(9,016)	(3,686)
	(80,204)	(34,742)

The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2018 and 2017 is as follows:

	Years ended
	December 31, 2018 $	December 31, 2017 $
Comprehensive loss	(80,204)	(34,742)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2017 - 26.51%)	(21,269)	(9,211)
Permanent differences	16,057	13,015
Share issuance costs	(8,051)	(4,502)
Stock-based compensation benefits	(3,132)	(4,722)
State tax losses	(659)	(4,875)
Other items	(88)	367
Foreign tax rate differential	1,726	711
Increase in valuation allowance	15,416	9,217
Provision for income tax (recovery) expense	—	—

During the years ended December 31, 2018 and 2017, the comprehensive loss before income taxes includes foreign income loss of $9,016 and $3,686, respectively.
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2018 and 2017 are as follows:

	December 31, 2018 $	December 31, 2017 $
Deferred tax assets
State tax loss carryforwards	7,493	6,839
Share issuance costs	8,011	6,662
Lease accruals and reserves	8,384	5,747
Tax loss carryforwards	12,047	4,283
Scientific Research & Experimental Development (SR&ED) expenditure carryforwards	2,539	3,486
Temporary differences on capital and intangible assets	2,366	3,236
Investment tax credits	3,294	3,046
Stock based compensation expense	6,427	237
Valuation allowance	(46,343)	(31,653)
Total deferred tax assets	4,218	1,883

Deferred tax liabilities
Capitalized software development costs	5,350	3,271
Total deferred tax liabilities	5,350	3,271

Net deferred tax liability	1,132	1,388

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. On the basis of this evaluation, as of December 31, 2018, a valuation allowance continues to be recorded against all of our deferred tax assets as we believe that it is not more likely than not that our deferred tax assets will be realized.
The Company does not have any unrecognized tax benefits.
The Company's accounting policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. In the years ended December 31, 2018 and 2017, there was no interest or penalties related to uncertain tax positions.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada. The Company and its U.S. subsidiaries file federal and state income tax returns in the U.S. and other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company remains subject to audit by the relevant tax authorities for the years ended 2011 through 2018.

The Company was subject to a corporate income tax audit by the Canadian Revenue Agency (CRA) for tax years ending December 31, 2015. During the year ending December 31, 2018, the CRA concluded its audit with no reassessment and, thus, no interest or penalties. There is no impact to the consolidated financial statements for the year ending December 31, 2018.

The Company estimates SR&ED expenditures and claims investment tax credits for income tax purposes based on management’s interpretation of the applicable legislation in the Income Tax Act and related provincial legislation. These claims are subject to audit by the tax authorities. In the opinion of management, the treatment of research and development expenditures for income tax purposes is appropriate. Any difference between recorded investment tax credits and amounts ultimately received is recorded when the amount becomes known.

As at December 31, 2018 and 2017, the Company had unused non-capital tax losses of approximately $169,967 and $96,495 respectively. $17,210 of the non-capital tax losses as at December 31, 2018 do not expire, while the $152,757 remaining non-capital tax losses are due to expire between 2032 and 2038. U.S. state losses of $116,026 are included in the balance at December 31, 2018. In addition, at December 31, 2018 and 2017, the Company has a SR&ED expenditure pool balance totaling $9,575 and $13,148, respectively, which does not expire, and investment tax credits of $4,179 and $3,762, respectively. The investment tax credits are due to expire between 2030 and 2038.